Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2021 Fair Value
	Investments in Securities – 117.01%
	Common Stock – 117.01%
	United States – 90.70%
	Aerospace / Defense – 2.36%
340,021	Raytheon Technologies Corp.	(a)	$26,273,423
96,971	TransDigm Group, Inc.*	(a)	57,011,190
			83,284,613
	Applications Software – 8.22%
472,658	Five9, Inc.*	(a)	73,890,625
434,109	Microsoft Corp.	(a)	102,349,879
32,200	Olo, Inc., Class A*		849,758
286,955	PTC, Inc.	(a)	39,499,356
433,620	Qualtrics International, Inc., Class A*		14,270,434
66,890	ServiceNow, Inc.*		33,452,358
406,461	Smartsheet, Inc., Class A*	(a)	25,980,987
			290,293,397
	Building Products - Cement / Aggregate – 1.39%
83,262	Martin Marietta Materials, Inc.		27,961,045
126,157	Vulcan Materials Co.		21,288,994
			49,250,039
	Coatings / Paint – 0.58%
27,557	The Sherwin-Williams Co.	(a)	20,337,342

	Commercial Services – 2.02%
60,917	Cintas Corp.	(a)	20,791,581
61,634	CoStar Group, Inc.*	(a)	50,656,368
			71,447,949
	Commercial Services - Finance – 5.58%
428,371	Avalara, Inc.*	(a)	57,157,543
285,459	Global Payments, Inc.	(a)	57,542,825
167,410	PayPal Holdings, Inc.*	(a)	40,653,844
68,916	S&P Global, Inc.	(a)	24,318,389
194,186	TransUnion		17,476,740
			197,149,341
	Communications Software – 4.08%
547,487	Avaya Holdings Corp.*		15,346,061
431,980	RingCentral, Inc., Class A*	(a)	128,678,202
			144,024,263

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Aided Design – 9.19%
99,937	Altair Engineering, Inc.*		$6,253,058
63,454	ANSYS, Inc.*		21,546,440
198,017	Aspen Technology, Inc.*	(a)	28,579,794
95,269	Autodesk, Inc.*		26,403,803
992,453	Cadence Design Systems, Inc.*	(a)	135,956,137
425,669	Synopsys, Inc.*	(a)	105,472,265
			324,211,497
	Computer Software – 3.92%
241,839	Cloudflare, Inc., Class A*	(a)	16,991,608
30,405	Datadog, Inc., Class A*		2,533,953
382,269	Dynatrace, Inc.*		18,440,657
264,935	Twilio, Inc., Class A*		90,279,251
207,071	ZoomInfo Technologies, Inc., Class A*		10,125,772
			138,371,241
	Computers – 2.48%
716,908	Apple, Inc.	(a)	87,570,312

	E-Commerce / Products – 3.39%
38,721	Amazon.com, Inc.*	(a)	119,805,872

	E-Commerce / Services – 5.07%
28,742	Airbnb, Inc., Class A*		5,401,771
156,955	DoorDash, Inc., Class A*		20,581,509
314,811	Expedia Group, Inc.*		54,185,269
700,718	Lyft, Inc., Class A*	(a)	44,271,363
41,760	Match Group, Inc.*		5,736,989
893,661	Uber Technologies, Inc.*		48,713,461
			178,890,362
	Electronic Components - Semiconductors – 0.29%
114,564	Micron Technology, Inc.*		10,105,690

	Enterprise Software / Services – 4.03%
261,253	Alteryx, Inc., Class A*		21,673,549

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services (continued)
112,999	Ceridian HCM Holding, Inc.*		$9,522,426
228,855	Coupa Software, Inc.*	(a)	58,239,020
754,979	SS&C Technologies Holdings, Inc.	(a)	52,750,383
			142,185,378
	Entertainment Software – 1.43%
542,888	Activision Blizzard, Inc.	(a)	50,488,584

	Finance - Credit Card – 2.70%
139,756	Mastercard, Inc., Class A	(a)	49,760,124
214,759	Visa, Inc., Class A	(a)	45,470,923
			95,231,047
	Finance - Other Services – 1.75%
552,008	Intercontinental Exchange, Inc.	(a)	61,648,253

	Human Resources – 0.36%
71,172	Paylocity Holding Corp.*	(a)	12,798,861

	Internet Application Software – 1.28%
368,969	Anaplan, Inc.*		19,868,981
114,451	Okta, Inc.*		25,228,434
			45,097,415
	Internet Content - Entertainment – 6.54%
413,785	Facebook, Inc., Class A*	(a)	121,872,096
79,040	Netflix, Inc.*	(a)	41,232,006
916,373	Pinterest, Inc., Class A*		67,839,093
			230,943,195
	Medical - Biomedical / Genetics – 6.09%
61,876	4D Molecular Therapeutics, Inc.*		2,684,181
268,268	Acceleron Pharma, Inc. *	(a)	36,379,823
357,510	Akero Therapeutics, Inc.*		10,371,365
96,657	Alnylam Pharmaceuticals, Inc.*		13,647,002
145,721	Applied Therapeutics, Inc.*		2,732,997
283,071	Arena Pharmaceuticals, Inc. *	(a)	19,642,297
142,524	Avidity Biosciences, Inc.*		3,108,448

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics (continued)
144,169	Blueprint Medicines Corp. *	(a)	$14,017,552
273,957	Cerevel Therapeutics Holdings, Inc.*		3,761,430
540,664	Certara, Inc.*	(a)	14,760,127
117,777	Deciphera Pharmaceuticals, Inc.*		5,281,121
163,130	IGM Biosciences, Inc.		12,510,440
385,892	Karyopharm Therapeutics, Inc.*		4,059,584
74,376	Keros Therapeutics, Inc.*		4,577,843
282,545	Mersana Therapeutics, Inc.*		4,571,578
9,720	Sana Biotechnology, Inc.*		325,328
629,789	TG Therapeutics, Inc.*		30,355,830
97,213	Turning Point Therapeutics, Inc.*		9,195,378
198,825	Ultragenyx Pharmaceutical, Inc.*	(a)	22,638,215
			214,620,539
	Medical - Drugs – 0.44%
175,798	Allovir, Inc.*		4,113,673
33,629	Morphic Holding, Inc.*		2,128,043
148,165	ORIC Pharmaceuticals, Inc.*		3,630,043
173,854	PMV Pharmaceuticals, Inc.*		5,718,058
			15,589,817
	Medical Information Systems – 0.00%
4,100	Signify Health, Inc., Class A*		119,966

	REITs - Diversified – 2.84%
196,283	American Tower Corp.		46,923,414
78,431	Equinix, Inc.		53,300,923
			100,224,337
	Retail - Apparel / Shoes – 1.87%
121,120	Burlington Stores, Inc.*		36,190,656
248,975	Ross Stores, Inc.	(a)	29,854,592
			66,045,248
	Retail - Building Products – 0.52%
97,188	Lowe’s Cos., Inc.	(a)	18,483,214

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Discount – 0.46%
80,879	Dollar General Corp.	(a)	$16,387,703

	Retail - Major Department Store – 1.79%
957,500	The TJX Cos., Inc.	(a)	63,338,625

	Retail - Restaurants – 3.12%
52,451	Chipotle Mexican Grill, Inc.*	(a)	74,523,430
330,983	Yum! Brands, Inc.		35,805,741
			110,329,171
	Semiconductor Components - Integrated Circuits – 1.65%
376,805	Analog Devices, Inc.	(a)	58,434,919

	Semiconductor Equipment – 5.06%
180,148	KLA Corp.	(a)	59,520,899
87,158	Lam Research Corp.	(a)	51,879,928
551,596	Teradyne, Inc.	(a)	67,118,201
			178,519,028
	Specified Purpose Acquisitions – 0.20%
335,323	CM Life Sciences, Inc., Class A*		4,992,959
79,839	Star Peak Energy Transition Corp., Class A*		2,122,121
			7,115,080
	Total United States (Cost $1,951,687,033)		$3,202,342,298

	Argentina – 1.90%
	E-Commerce / Services – 1.90%
45,615	MercadoLibre, Inc.*		67,151,666
	Total Argentina (Cost $21,885,892)		$67,151,666

	Australia – 0.67%
	Enterprise Software / Services – 0.67%
112,349	Atlassian Corp. PLC, Class A*		23,678,675
	Total Australia (Cost $22,557,716)		$23,678,675

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2021 Fair Value
	Common Stock – (continued)
	Brazil – 0.73%
	Finance – Incestment Banker / Broker – 0.73%
685,265	XP, Inc., Class A*		$25,813,933
	Total Brazil (Cost $18,748,436)		$25,813,933

	Canada – 1.82%
	Internet Application Software – 1.79%
57,113	Shopify, Inc., Class A*	(a)	63,195,534

	Retail - Restaurants – 0.03%
14,222	Restaurant Brands International, Inc.		924,430
	Total Canada (Cost $24,480,885)		$64,119,964

	China – 7.89%
	E-Commerce / Products – 3.90%
144,548	Alibaba Group Holding, Ltd. - Sponsored ADR		32,773,368
573,221	JD.com, Inc. - Sponsored ADR*		48,339,727
1,436,200	Meituan, Class B*		55,087,477
117,471	Yatsen Holding, Ltd. - Sponsored ADR*		1,450,767
			137,651,339
	E-Commerce / Services – 1.02%
910,382	Trip.com Group, Ltd. - Sponsored ADR*		36,078,439

	Enterprise Software / Services – 0.15%
1,130,447	Ming Yuan Cloud Group Holdings, Ltd. *		5,154,621

	Entertainment Software – 1.22%
394,886	Bilibili Inc., - Sponsored ADR*		42,276,495
7,600	Bilibili Inc., Class Z*		809,421
			43,085,916
	Medical - Biomedical / Genetics – 0.14%
529,800	Everest Medicines, Ltd.*		5,012,160

	Retail - Drug Stores – 0.43%
1,069,450	JD Health International, Inc.*		15,337,892

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	China - (continued)
	Schools – 1.03%
2,079,096	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	$29,107,344
134,722	TAL Education Group - Sponsored ADR*	7,254,780
		36,362,124
	Total China (Cost $172,688,944)	$278,682,491

	France – 4.51%
	Aerospace / Defense - Equipment – 3.19%
509,630	Airbus SE	57,824,384
402,680	Safran SA	54,922,961
		112,747,345
	Apparel Manufactuers – 0.20%
10,278	Kering SA	7,110,131

	Entertainment Software – 0.18%
82,482	Ubisoft Entertainment SA*	6,289,538

	Textile - Apparel – 0.94%
49,605	LVMH Moet Hennessy Louis Vuitton SE	33,120,660
	Total France (Cost $146,196,809)	$159,267,674

	Germany – 1.78%
	Aerospace / Defense – 0.58%
86,482	MTU Aero Engines AG	20,399,609

	Athletic Footwear – 1.20%
135,518	adidas AG	42,398,820
	Total Germany (Cost $47,237,364)	$62,798,429

	Hong Kong – 0.40%
	Retail - Drug Stores – 0.40%
5,070,000	Alibaba Health Information Technology, Ltd.*	14,346,996
	Total Hong Kong (Cost $15,762,426)	$14,346,996

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	Israel – 0.25%
	Applications Software – 0.25%
201,636	JFrog, Ltd.*	$8,946,589
	Total Israel (Cost $11,427,248)	$8,946,589

	Japan – 3.20%
	Audio / Video Products – 1.66%
558,500	Sony Group Corp.	58,604,593

	Finance - Other Services – 0.55%
826,378	Japan Exchange Group, Inc.	19,406,795

	Web Portals / ISP – 0.99%
7,007,103	Z Holdings Corp.	34,915,031
	Total Japan (Cost $72,012,481)	$112,926,419

	Singapore – 1.13%
	Entertainment Software – 1.13%
179,286	Sea, Ltd. - Sponsored ADR*	40,022,014
	Total Singapore (Cost $6,070,280)	$40,022,014

	Taiwan – 2.00%
	Semiconductor Components - Integrated Circuits – 2.00%
595,943	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	70,488,138
	Total Taiwan (Cost $51,756,048)	$70,488,138

	United Kingdom – 0.03%
	Chemicals - Specialty – 0.03%
46,879	Atotech, Ltd.*	949,300
	Total United Kingdom (Cost $796,943)	$949,300
	Total Common Stock (Cost $2,563,308,505)	$4,131,534,586

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

March 31, 2021 Fair Value
Total Investments in Securitiees (Cost $2,563,308,505) - 117.01%	$4,131,534,586
Total Purchased Options (Cost $343,066,069) - 7.14%	252,062,870
Total Securities Sold, Not Yet Purchased (Proceeds $703,567,534) - (21.95)%	(774,863,263)
Total Written Options (Proceeds $16,610,431) - (0.48)%	(16,865,255)
Other Liabilities, in Excess of Assets - (1.72)%**	(60,984,716)
Members’ Capital - 100.00%	$3,530,884,222

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $191,899,773 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 5.43% of Members’ Capital, and foreign currency with a U.S. Dollar Value of $53,961,139 held in Foreign Cash Account with the Custodian which is 1.53% of Members’ Caital. $174,600,874 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at March 31, 2021.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2021 Fair Value
			Purchased Options – 7.14%
			Equity Options – 6.94%
			Equity Call Options – 4.66%
			United States – 4.30%
			Advertising Services - 0.08%
		7/16/2021
$43,125,000	575	$750	The Trade Desk, Inc., Class A	$2,869,250
			Airlines - 0.27%
		5/21/2021
15,442,500	10,295	$15	American Airlines Group, Inc.	9,450,810
			Auto-Cars / Light Trucks - 0.31%
		6/18/2021
12,132,000	12,132	$10	Ford Motor Co.	3,130,056
		1/21/2022
23,558,000	23,558	$10	Ford Motor Co.	7,679,908
				10,809,964
			Commercial Services - Finance - 0.33%
		6/18/2021
23,220,000	1,290	$180	Square, Inc., Class A	7,053,720
		6/18/2021
23,640,000	1,182	$200	Square, Inc., Class A	4,550,700
				11,604,420
			Communications Software - 0.19%
		10/15/2021
9,558,000	354	$270	RingCentral, Inc., Class A	1,897,440
		5/21/2021
25,228,000	901	$280	Zoom Video Communications, Inc.	4,829,360
				6,726,800
			Computers - 0.07%
		5/21/2021
26,312,500	2,105	$125	Apple, Inc.	905,150
		6/18/2021
26,100,000	2,175	$120	Apple, Inc.	1,729,125
				2,634,275
			Cruise Lines - 0.13%
		4/16/2021
8,242,000	4,121	$20	Carnival Corp.	2,802,280
		7/16/2021
3,492,000	1,552	$22.50	Carnival Corp.	911,024
		7/16/2021
3,927,500	1,571	$25	Carnival Corp.	706,950
				4,420,254
			Diversified Manufacturing Operations - 0.17%
		6/18/2021
16,040,000	16,040	$10	General Electric Co.	5,309,240
		9/17/2021
7,374,900	5,673	$13	General Electric Co.	850,950
				6,160,190

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			E-Commerce / Services - 0.35%
		7/16/2021
$81,915,000	381	$2,150	Booking Holdings, Inc.	$10,477,500
		7/16/2021
6,815,000	1,363	$50	Lyft, Inc., Class A	2,017,240
				12,494,740
			Electronic Components - Semiconductors - 0.12%
		6/18/2021
18,863,250	3,593	$52.50	Intel Corp.	4,185,845
			Electronic Forms - 0.08%
		6/18/2021
18,060,000	430	$420	Adobe, Inc.	2,861,220
			Food - Miscellaneous / Diversified - 0.01%
		7/16/2021
10,296,000	1,584	$65	General Mills, Inc.	188,496
		6/18/2021
10,692,000	1,584	$67.50	Kellogg Co.	118,800
				307,296
			Growth & Income - Large Cap - 0.81%
		8/20/2021
902,495,600	22,339	$404	SPDR S&P 500 ETF Trust	28,526,903
			Hotels & Motels - 0.45%
		4/16/2021
31,680,000	3,960	$80	Hilton Worldwide Holdings, Inc.	15,879,600
			Internet Content - Entertainment - 0.27%
		5/21/2021
21,010,000	955	$220	Facebook, Inc., Class A	7,019,250
		7/16/2021
9,230,000	355	$260	Facebook, Inc., Class A	1,583,300
		6/18/2021
4,608,500	709	$65	Pinterest, Inc., Class A	974,875
				9,577,425
			Multimedia - 0.15%
		4/16/2021
33,280,000	2,080	$160	The Walt Disney Co.	5,345,600
			Web Portals / ISP - 0.51%
		5/21/2021
45,360,000	252	$1,800	Alphabet, Inc., Class A	7,207,200
		6/18/2021
12,640,000	79	$1,600	Alphabet, Inc., Class A	3,910,500
		6/18/2021
43,740,000	243	$1,800	Alphabet, Inc., Class A	6,961,950
				18,079,650
			Total United States (Cost $140,326,121)	$151,934,242

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Australia - 0.06%
			Enterprise Software / Services - 0.06%
		6/18/2021
$29,678,000	1,349	$220	Atlassian Corp. PLC, Class A	$2,001,916
			Total Australia (Cost $5,387,297)	$2,001,916

			Canada - 0.15%
			Internet Application Software - 0.15%
		4/16/2021
19,350,000	215	$900	Shopify, Inc., Class A	4,450,500
		6/18/2021
12,960,000	108	$1,200	Shopify, Inc., Class A	714,960
			Total Canada (Cost $8,521,547)	$5,165,460
			China - 0.15%
			E-Commerce / Products - 0.15%
		9/17/2021
17,024,000	2,128	$80	JD.com, Inc. - Sponsored ADR	2,372,720
		6/18/2021
17,196,000	1,433	$120	Pinduoduo, Inc. - Sponsored ADR	3,095,280
			Total China (Cost $4,962,200)	$5,468,000
			Total Equity Call Options ($159,197,165)	$164,569,618

			Equity Put Options - 2.28%
			United States - 2.28%
			Growth & Income - Large Cap - 0.70%
		6/18/2021
383,013,400	11,858	$323	SPDR S&P 500 ETF Trust	1,980,286
		6/18/2021
740,724,000	21,786	$340	SPDR S&P 500 ETF Trust	5,729,718
		9/17/2021
676,480,000	19,328	$350	SPDR S&P 500 ETF Trust	16,776,704
				24,486,708
			Health & Biotechnology - 0.07%
		6/18/2021
42,552,000	3,152	$135	SPDR S&P Biotech ETF	2,521,600
			Sector Fund - Technology - 1.51%
		6/18/2021
357,570,500	12,635	$283	Invesco QQQ Trust Series 1	5,294,065
		6/18/2021
307,052,000	10,588	$290	Invesco QQQ Trust Series 1	5,442,232
		9/17/2021
939,861,000	32,409	$290	Invesco QQQ Trust Series 1	35,487,855
		5/21/2021
49,440,000	2,472	$200	VanEck Vectors Semiconductor ETF	378,216
		5/21/2021
35,596,000	1,618	$220	VanEck Vectors Semiconductor ETF	584,098

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2021 Fair Value
			Purchased Options – (continued)
			Equity Put Options - (continued)
			United States - (continued)
			Sector Fund - Technology - (continued)
		5/21/2021
$58,806,000	2,178	$270	VanEck Vectors Semiconductor ETF	$6,113,646
				53,300,112
			Total United States (Cost $172,624,414)	$80,308,420
			China - 0.00%
			Internet Content - Entertainment - 0.00%
		4/16/2021
3,140,000	785	$40	Weibo Corp. - Sponsored ADR	9,420
			Total China (Cost $394,883)	$9,420
			Total Equity Put Options ($173,019,297)	$80,317,840
			Total Equity Options ($332,216,462)	$244,887,458

			Currency Put Options - 0.20%
			United States - 0.20%
		5/14/2021
2,371,892	40,545,156	$5.85	USD-BRL	568,219
		6/18/2021
11,248,636	197,344,498	$5.70	USD-BRL	6,505,893
		6/18/2021
12,881,328	177,673,487	$7.25	USD-CNH	51,351
		8/20/2021
2,927,575	40,380,338	$7.25	USD-CNH	49,949
			Total United States (Cost $10,849,607)	$7,175,412
			Total Currency Put Options (Cost $10,849,607)	$7,175,412
			Total Purchased Options (Cost $343,066,069)	$252,062,870

BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2021 Fair Value
	Securities Sold, Not Yet Purchased – 21.95%
	Common Stock - 21.95%
	United States – 16.70%
	Advertising Agencies – 0.83%
201,270	Omnicom Group, Inc.	$14,924,170
171,563	The Interpublic Group of Cos., Inc.	5,009,640
14,371	The Trade Desk, Inc., Class A*	9,365,006
		29,298,816
	Airlines – 0.60%
878,180	American Airlines Group, Inc.*	20,988,502

	Apparel Manufacturers – 0.48%
854,424	Hanesbrands, Inc.	16,806,520

	Applications Software – 0.14%
176,926	Medallia, Inc.*	4,934,466

	Auto - Cars / Light Trucks – 0.77%
2,211,158	Ford Motor Co.*	27,086,686

	Broadcasting Services / Programming – 0.14%
135,087	Fox Corp., Class A	4,877,992

	Cable / Satellite Television – 0.06%
2,903	Charter Communications, Inc., Class A*	1,791,209
71,629	Sirius XM Holdings, Inc.	436,221
		2,227,430
	Commercial Services - Finance – 0.14%
232,631	H&R Block, Inc.	5,071,356

	Computer Data Security – 0.68%
53,398	Fortinet, Inc.*	9,847,659
135,439	Qualys, Inc.*	14,191,298
		24,038,957
	Computer Software – 0.92%
72,580	Dropbox, Inc., Class A*	1,934,983

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software (continued)
179,887	Fastly, Inc., Class A*	$12,102,797
269,263	SolarWinds Corp.*	4,695,946
42,097	Splunk, Inc.*	5,703,302
211,576	Teradata Corp.*	8,154,139
		32,591,167
	Computers – 0.04%
87,096	Hewlett Packard Enterprise Co.	1,370,891

	Cruise Lines – 0.43%
524,352	Carnival Corp.*	13,916,302
16,482	Royal Caribbean Cruises, Ltd.*	1,411,024
		15,327,326
	Diversified Manufacturing Operations – 0.46%
1,224,615	General Electric Co.	16,079,195

	E-Commerce / Products – 0.12%
13,854	Wayfair, Inc., Class A*	4,360,547

	E-Commerce / Services – 0.11%
84,683	Cargurus, Inc.*	2,017,996
33,741	TripAdvisor, Inc.*	1,814,928
		3,832,924
	Electric - Distribution – 0.15%
72,580	Consolidated Edison, Inc.	5,428,984

	Electric - Integrated – 0.16%
60,169	Duke Energy Corp.	5,808,114

	Electronic Components - Semiconductors – 0.88%
483,609	Intel Corp.	30,950,976

	Enterprise Software / Services – 0.34%
133,889	New Relic, Inc.*	8,231,496
15,949	Workday, Inc., Class A*	3,962,210
		12,193,706

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Credit Card – 0.37%
530,372	The Western Union Co.	$13,078,974

	Food - Miscellaneous / Diversified - 0.55%
106,012	Campbell Soup Co.	5,329,223
128,934	General Mills, Inc.	7,906,233
97,258	Kellogg Co.	6,156,431
		19,391,887
	Footwear & Related Apparel – 0.03%
30,256	Wolverine World Wide, Inc.	1,159,410

	Health & Biotechnology – 0.18%
42,978	iShares Nasdaq Biotechnology ETF	6,470,768

	Human Resources – 0.24%
106,762	Robert Half International, Inc.	8,334,909

	Internet Content - Entertainment – 0.24%
131,599	Twitter, Inc.*	8,373,644

	Investment Management / Advisory Services – 0.62%
342,454	Franklin Resources, Inc.	10,136,638
82,447	Invesco, Ltd.	2,079,313
55,535	T Rowe Price Group, Inc.	9,529,806
		21,745,757
	Medical – Biomedical / Genetics – 0.46%
65,795	Amgen, Inc.	16,370,454

	Motorcycle / Motor Scooter – 0.09%
76,299	Harley-Davidson, Inc.	3,059,590

	Real Estate Management / Services – 0.12%
278,977	Realogy Holdings Corp.*	4,220,922

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Real Estate Operations / Development – 0.02%
41,545	Brookfield Property Partners LP	$739,086

	REITs - Apartments - 0.71%
78,453	AvalonBay Communities, Inc.	14,475,363
149,766	Equity Residential	10,727,738
		25,203,101
	REITs - Health Care – 0.67%
208,002	Ventas, Inc.	11,094,827
175,508	Welltower, Inc.	12,571,638
		23,666,465
	REITs - Office Property – 1.50%
223,914	Brandywine Realty Trust	2,890,730
229,217	Douglas Emmett, Inc.	7,197,414
140,829	Hudson Pacific Properties, Inc.	3,820,691
179,289	Kilroy Realty Corp.	11,766,737
137,945	Mack-Cali Realty Corp.	2,135,388
141,757	SL Green Realty Corp.	9,921,572
337,456	Vornado Realty Trust	15,317,128
		53,049,660
	REITs - Regional Malls – 0.14%
43,844	Simon Property Group, Inc.	4,988,132

	REITs - Shopping Centers – 0.58%
57,304	Brixmor Property Group, Inc.	1,159,260
78,338	Federal Realty Investment Trust	7,947,390
377,903	Kimco Realty Corp.	7,085,681
54,901	Regency Centers Corp.	3,113,436
69,224	Urban Edge Properties	1,143,580
		20,449,347
	Rental Auto / Equipment – 0.12%
59,386	Avis Budget Group, Inc.*	4,307,860

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Apparel / Shoes – 0.18%
163,579	Chico’s FAS, Inc.*	$541,446
192,611	The Gap, Inc.	5,735,956
		6,277,402
	Retail - Arts & Crafts – 0.20%
316,572	The Michaels Cos., Inc.*	6,945,590

	Retail - Bedding – 0.03%
40,338	Bed, Bath & Beyond, Inc.*	1,175,853

	Retail - Home Furnishings – 0.02%
17,666	La-Z-Boy, Inc.	750,452

	Retail - Major Department Store – 0.29%
269,711	Nordstrom, Inc.*	10,213,956

	Retail - Miscellaneous / Diversified – 0.26%
454,623	Sally Beauty Holdings, Inc.*	9,151,561

	Retail - Regional Department Stores – 0.70%
24,205	Dillard’s, Inc., Class A	2,337,477
284,157	Kohl’s Corp.	16,938,599
321,023	Macy’s, Inc.*	5,197,362
		24,473,438
	Sector Fund - Energy – 0.02%
16,572	Energy Select Sector SPDR Fund	813,022

	Telephone - Integrated – 0.91%
592,062	AT&T, Inc.	17,921,717
244,307	Verizon Communications, Inc.	14,206,452
		32,128,169
	Total United States (Proceeds $521,736,346)	$589,813,964

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	Brazil – 0.16%
	Commercial Services - Finance – 0.16%
91,686	StoneCo, Ltd., Class A*	$5,613,017
	Total Brazil (Proceeds $5,903,660)	$5,613,017

	Canada – 0.75%
	Commercial Banks - Non U.S. – 0.48%
171,800	Canadian Imperial Bank of Commerce	16,819,819

	Medical - Drugs – 0.11%
119,496	Canopy Growth Corp.*	3,830,188

	Private Equity – 0.16%
130,931	Brookfield Asset Management, Inc., Class A	5,826,430
	Total Canada (Proceeds $19,967,274)	$26,476,437

	China – 1.12%
	E-Commerce / Products – 0.40%
104,579	Pinduoduo, Inc. - Sponsored ADR*	14,001,037

	Educational Software – 0.05%
51,574	GSX Techedu, Inc. - Sponsored ADR*	1,747,327

	Entertainment Software – 0.10%
184,948	Huya, Inc. - Sponsored ADR*	3,602,787

	Internet Content - Entertainment – 0.36%
474,229	Tencent Music Entertainment Group - Sponsored ADR*	9,716,952
57,451	Weibo Corp. - Sponsored ADR*	2,898,977
		12,615,929
	Metal - Aluminum – 0.03%
4,170,000	China Zhongwang Holdings, Ltd.	1,024,471

	Web Hosting / Design – 0.18%
164,328	Baozun, Inc. - Sponsored ADR*	6,267,470
	Total China (Proceeds $39,064,694)	$39,259,021

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	France – 0.44%
	Advertising Services – 0.37%
213,723	Publicis Groupe SA	$13,071,857

	REITs - Diversified – 0.07%
112,487	Klepierre SA	2,628,916
	Total France (Proceeds $14,580,904)	$15,700,773

	Germany – 0.91%
	Auto - Cars / Light Trucks – 0.16%
44,523	Bayerische Motoren Werke AG	4,629,447
12,658	Daimler AG	1,130,797
		5,760,244
	Enterprise Software / Services – 0.75%
214,262	SAP SE	26,295,267
	Total Germany (Proceeds $32,164,871)	$32,055,511

	Hong Kong – 0.80%
	Commercial Banks - Non U.S. – 0.30%
553,700	Hang Seng Bank, Ltd.	10,718,681

	Electric - Integrated – 0.27%
53,000	CLP Holdings, Ltd.	514,699
1,531,000	Power Assets Holdings, Ltd.	9,038,954
		9,553,653
	Gas - Distribution – 0.16%
3,432,139	Hong Kong & China Gas Co., Ltd.	5,430,006

	Real Estate Operations / Development – 0.07%
169,500	Sun Hung Kai Properties, Ltd.	2,568,298
	Total Hong Kong (Proceeds $30,913,014)	$28,270,638

	Israel – 0.72%
	Computer Data Security – 0.72%
227,842	Check Point Software Technologies, Ltd.*	25,511,469
	Total Israel (Proceeds $27,102,602)	$25,511,469

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		March 31, 2021 Fair Value
	Common Stock – (continued)
	Japan – 0.26%
	Advertising Services – 0.08%
89,400	Dentsu Group, Inc.	$2,872,127

	E-Commerce / Products – 0.12%
362,600	Rakuten Group, Inc.	4,328,230

	Electric - Integrated – 0.02%
36,100	Chubu Electric Power Co, Inc.	465,543

	Gas - Distribution – 0.02%
30,200	Tokyo Gas Co., Ltd.	673,009

	Office Automation & Equipment – 0.02%
43,900	Seiko Epson Corp.	715,113
	Total Japan (Proceeds $8,313,288)	$9,054,022

	United Kingdom – 0.09%
	Diversified Banking Institutions – 0.09%
531,125	HSBC Holdings, PLC	3,108,411
	Total United Kingdom (Proceeds $3,820,881)	$3,108,411
	Total Securities Sold, Not Yet Purchased (Proceeds $703,567,534)	$774,863,263

*	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2021 Fair Value
			Written Options – 0.48%
			Equity Options – 0.48%
			Equity Call Options – 0.48%
			United States – 0.48%
			Sector Fund - Technology - 0.48%
		5/21/2021
$70,917,000	2,149	$330	iShares Expanded Technology-Software Sector ETF*	$4,964,190
		8/20/2021
48,005,500	1,433	$335	iShares Expanded Technology-Software Sector ETF*	3,725,800
		5/21/2021
32,242,500	1,433	$225	VanEck Vectors Semiconductor ETF*	3,324,560
		8/20/2021
31,526,000	1,433	$220	VanEck Vectors Semiconductor ETF*	4,850,705
				16,865,255
			Total United States (Proceeds $16,610,431)	$16,865,255
			Total Equity Call Options (Proceeds - $16,610,431)	$16,865,255
			Total Equity Options (Proceeds - $16,610,431)	$16,865,255
			Total Written Options (Proceeds - $16,610,431)	$16,865,255

*	Counterparty to all written options is Morgan Stanley
ETF	Exchange Traded Fund

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		March 31, 2021 Unrealized Gain ***
	Swap Contracts - 2.54%
	Total Return Swap Contracts - Unrealized Gain - 4.02%
	United States – 2.65%
	Private Equity - 0.69%
$17,107,112	6/3/2024	The Carlyle Group, Inc.	$14,726,821

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.74%**.

7,245,690	6/3/2024	KKR & Co., Inc., Class A	9,399,383

		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.72%**.

			24,126,204
	Web Portals / ISP - 1.96%

46,673,848	6/3/2024	Alphabet, Inc., Class A	69,126,864

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$93,253,068

	Brazil – 0.69%
	Commercial Services / Finance - 0.09%

(4,622,849)	2/2/2022	Cielo SA	3,115,189

		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 3.00%**.

	Finance - Other Services - 0.00%

40,120,959	2/2/2022	B3 SA-Brasil Bolsa Balcao	163,050

		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount - 0.60%

33,944,328	2/2/2022	Magazine Luiza SA	21,289,873

		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$24,568,112

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		March 31, 2021 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan - 0.00%
	Electric - Integrated - 0.00%
$(4,180,505)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	$92,149

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$92,149

	Spain – 0.61%
	Building - Heavy Construction - 0.61%

11,562,521	1/4/2024	Cellnex Telecom SA	21,467,937

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail - 0.00%

(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	134,778

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 16.50%**.

	Total Spain		$21,602,715

	United Kingdom – 0.07%
	Retail - Food - 0.07%

(4,541,361)	12/14/2023	Marks & Spencer Group PLC	2,435,559

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,435,559
	Total Return Swap Contracts - Unrealized Gain****		$141,951,603

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		March 31, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.48%)
	Australia - (0.48%)
	Commercial Banks - Non-US - (0.48%)

$(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	$(2,746,020)

		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(11,065,945)	12/27/2024	Bank of Queensland, Ltd.	(166,439)

		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(20,753,486)	12/27/2024	Commonwealth Bank of Australia	(11,563,580)

		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(14,795,355)	12/27/2024	Westpac Banking Corp.	(2,461,424)

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(16,937,463)

	China – 0.18%
	Applications Software - (0.05%)

32,033,453	7/14/2022	Glodon Co., Ltd., Class A	(1,585,949)

		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Computer Services - (0.13%)

25,324,996	7/14/2022	Sangfor Technologies, Inc., Class A	(4,728,888)

		Agreement with Morgan Stanley, dated 01/14/2021 to receive the total return of the shares of Sangfor Technologies, Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$(6,314,837)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		March 31, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Denmark – (0.00%)
	Medical - Biomedical / Genetics- (0.00%)

$614,236	1/4/2024	Genmab A/S	$(93,209)

		Agreement with Morgan Stanley, dated 12/08/2020 to receive the total return of the shares of Genmab A/S in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Denmark		$(93,209)

	Japan – (0.40%)
	Electric Products - Miscellaneous - (0.01%)

(614,712)	12/24/2024	Casio Computer Co., Ltd.	(209,556)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution - (0.00%)

(813,022)	12/24/2024	Osaka Gas Co., Ltd.	(33,582)

		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - (0.03%)

(1,858,920)	12/24/2024	Canon, Inc.	(296,943)

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(607,425)	12/24/2024	Konica Minolta, Inc.	(372,841)

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(1,437,112)	12/24/2024	Ricoh Co., Ltd.	(245,987)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(915,771)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		March 31, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan – (continued)
	Photo Equipment & Supplies - (0.00%)
$(809,323)	12/24/2024	Nikon Corp.	$(165,587)

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment - (0.36%)

(16,055,420)	12/24/2024	Advantest Corp.	(561,670)

		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(31,049,605)	12/24/2024	Tokyo Electron, Ltd.	(11,942,389)

		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(12,504,059)
	Total Japan		$(13,828,555)

	Netherlands – (0.03%)
	Commercial Services - Finance - (0.03%)

(4,544,871)	1/4/2024	Adyen NV	(994,297)

		Agreement with Morgan Stanley, dated 10/23/2020 to deliver the total return of the shares of Adyen NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$(994,297)

	Switzerland - (0.00%)
	Enterprise Software - Services - (0.00%)

(7,743,982)	12/14/2023	Temenos AG	(87,565)

		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$(87,565)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		March 31, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (0.32%)

	Computers - Peripheral Equipment - (0.14%)

$(6,772,922)	1/25/2024	Innolux Display Corp.	$(4,860,032)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.88%**.

	Electronic Components - Miscellaneous - (0.18%)

(7,278,797)	1/25/2024	AU Optronics Corp.	(6,530,700)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.63%**.

	Total Taiwan		$(11,390,732)

	United Kingdom – (0.07%)
	Commercial Banks - Non-US - (0.01%)

(878,485)	12/14/2023	Standard Chartered PLC	(300,961)

		Agreement with Morgan Stanley, dated 07/24/2020 to deliver the total return of the shares of Standard Charter PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Diversified Banking Institutions - (0.04%)

(11,310,452)	12/14/2023	HSBC Holdings PLC	(1,493,707)

		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes - (0.02%)

(1,663,237)	12/14/2023	Next PLC	(740,553)

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(2,535,221)
	Total Return Swap Contracts - Unrealized Loss*****		$(52,181,879)
	Total Swap Contracts, net		$89,769,724

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of March 31, 2021.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices Investments in Securities		Level 1 - Quoted Prices Securities Sold, Not Yet Purchased
Common Stock	$4,131,534,586	Common Stock	$774,863,263
Equity Options	244,887,458	Equity Options	16,865,255
Level 2 - Other Significant Observable Inputs		Level 2 - Other Significant Observable Inputs
Total Return Swaps	141,951,603	Total Return Swaps	52,181,879
Currency Options	7,175,412	Currency Options	-
Level 3 - Other Significant Unobservable Inputs	-	Level 3 - Other Significant Unobservable Inputs	-
Total	$4,525,549,059	Total	$843,910,397

- 30 -